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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2007

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spinnaker Capital Limited
Address:   53 Grosvenor Street
           London W1K 3HU England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexis Habib
Title:     Director
Phone:     +44 20 7903 2900

Signature, Place, and Date of Signing:

    /s/ Alexis Habib    London, England, United Kingdom  February 14, 2008
   -------------------  ------------------------------  -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 9
Form 13F Information Table Value Total: $ 154,778
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----------------------------------------
 1        28-12864       Spinnaker Asset Management - SAM Limited

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
                                                                   Share Number and Type
                                                               -----------------------------
                                                   Value       No. of Shares /Principal      Investment  Other    Voting
Name of Issuer       Title of Class   CUSIP   (U.S.$thousands)          Amount          Type Discretion Managers Authority
--------------       -------------- --------- ---------------- ------------------------ ---- ---------- -------- ---------
BBVA Banco             SPONSORED    07329M100       1,070                85,800          SH   DEFINED      1       NONE
Frances S A            ADR
Banco Macro Sa         SPON ADR B   05961W105       1,989                58,600          SH   DEFINED      1       NONE
Brasil Telecom         SPON ADR     105530109       3,634                80,600          SH   DEFINED      1       NONE
Participacoes          PFD
Chunghwa Telecom       SPONSORED    17133Q205      10,956               550,000          SH   DEFINED      1       NONE
Co Ltd                 ADR
Companhia Vale Do      SPON ADR     204412100      73,624             2,353,700          SH   DEFINED      1       NONE
Rio Doce               PFD
Grupo Financiero       SP ADR 10    399909100       1,021                98,000          SH   DEFINED      1       NONE
Galicia S A Sp         SH B
Mechel Oao             SPONSORED    583840103       8,811               265,000          SH   DEFINED      1       NONE
                       ADR
Nortel Inversora S A   SPON ADR     656567401       7,792               556,600          SH   DEFINED      1       NONE
                       PFD B
Petroleo Brasileiro    SP ADR       71654V101      45,881               513,500          SH   DEFINED      1       NONE
Sa Petro Sp            NON VTG